Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest income:
Loans, including fees (Note 4)	¥ 1,731,962	¥ 1,940,754	¥ 2,597,932
Deposits in other banks	57,392	56,555	167,267
Investment securities:
Interest	180,959	178,873	242,123
Dividends	133,537	119,387	172,382
Trading account assets	400,185	373,200	489,842
Call loans and funds sold	4,418	4,721	11,286
Receivables under resale agreements and securities borrowing transactions	22,485	78,506	246,311
Total	2,530,938	2,751,996	3,927,143
Interest expense:
Deposits	216,591	329,392	836,081
Call money and funds purchased	685	1,105	3,270
Payables under repurchase agreements and securities lending transactions	31,577	91,508	357,382
Due to trust account, other short-term borrowings and trading account liabilities	51,978	72,403	164,907
Long-term debt	259,526	253,494	322,704
Total	560,357	747,902	1,684,344
Net interest income	1,970,581	2,004,094	2,242,799
Provision for credit losses (Note 4)	277,995	484,210	321,713
Net interest income after provision for credit losses	1,692,586	1,519,884	1,921,086
Non-interest income:
Fees and commissions income (Note 27)	1,658,863	1,527,283	1,502,052
Foreign exchange gains (losses)—net (Note 28)	106,868	99,337	(281,790)
Trading account profits (losses)—net (Notes 28 and 31)	(824,420)	(410,368)	765,373
Investment securities gains (losses)—net (Note 3)	(119,026)	1,458,264	(532,248)
Equity in earnings of equity method investees—net (Note 14)	436,583	355,730	282,712
Gains on sales of loans (Note 4)	16,600	17,926	9,956
Gain on remeasurement of previously held equity method investment (Note 2)	0	0	41,218
Other non-interest income	119,321	109,615	88,422
Total	1,394,789	3,157,787	1,875,695
Non-interest expense:
Salaries and employee benefits (Note 13)	1,277,408	1,253,461	1,242,563
Occupancy expenses—net (Notes 5 and 26)	165,323	178,107	182,917
Fees and commissions expenses	310,861	318,797	332,033
Outsourcing expenses, including data processing	317,995	298,777	303,632
Depreciation of premises and equipment (Note 5)	82,652	87,305	113,489
Amortization of intangible assets (Note 6)	261,026	250,106	237,328
Impairment of intangible assets (Note 6)	33,301	21,680	3,732
Insurance premiums, including deposit insurance	95,551	90,529	98,441
Communications	57,369	59,798	59,976
Taxes and public charges	99,659	97,783	100,198
Impairment of goodwill (Note 6)	0	147,564	383,810
Provision for (reversal of) off-balance sheet credit instruments	46,339	(56,749)	(62,279)
Impairment of assets held for sale (Note 2)	134,141	0	0
Other non-interest expenses (Notes 5 and 26)	264,477	322,171	367,721
Total	3,146,102	3,069,329	3,363,561
Income (loss) before income tax expense (benefit)	(58,727)	1,608,342	433,220
Income tax expense (benefit)	(14,511)	444,948	114,505
Net income (loss) before attribution of noncontrolling interests	(44,216)	1,163,394	318,715
Net income attributable to noncontrolling interests	39,104	46,096	12,760
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(83,320)	1,117,298	305,955
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ (83,320)	¥ 1,117,298	¥ 305,955
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ (6.51)	¥ 86.88	¥ 23.69
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	(6.93)	86.56	23.47
Cash dividend per common share (in YEN per share)	¥ 26.00	¥ 25.00	¥ 23.50
Weighted average common shares outstanding (in shares)	12,798,060	12,859,737	12,912,790
Weighted average diluted common shares outstanding (in shares)	12,798,060	12,859,737	12,912,956